Share-Based Payment Arrangements	6 Months Ended
Dec. 31, 2023
Disclosure of share-based payment arrangements [Abstract]
Share-Based Payment Arrangements	Share-Based Payment Arrangements
The Group had the following share-based payment arrangements: Company Share Option Plan (“CSOP”), Joint Share Ownership Plan (“JSOP”), Long Term Incentive Plan (“LTIP”), 2018 Equity Incentive plan (“EIP”) and 2018 Sharesave Plan (“SAYE”).
During the reporting period, discounted ”Share Success” (”SS”) options were granted under the EIP to all eligible employees at the prescribed eligibility date, other than the U.K. employees which were granted under a CSOP sub-plan to the EIP. The SS options are disclosed separately to other awards under the EIP and CSOP.
The number, weighted-average exercise price, weighted average share price at exercise date and average contractual life of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS
Options outstanding at July 1, 2023	5,845	6,965	29,012	904,825	345,845	1,465,971
Options granted during the period	—	—	—	1,386,725	—	1,666,357
Options exercised during the period	—	—	(125)	(383,158)	(79,353)	—
Options forfeited during the period	—	—	—	(13,059)	(12,896)	(120,596)
Options outstanding at December 31, 2023	5,845	6,965	28,887	1,895,333	253,596	3,011,732

Weighted average exercise price December 31, 2023 - £	0.90	—	—	—	39.43	49.30
Weighted average share price at exercise date during six month period ending December, 31, 2023 - £	—	—	50.28	39.76	52.55	—
Weighted average contractual life December 31, 2023 - years	1	13	2	3	0	6
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs.

	2023 SS	2022 SS
Exercise price	£36.81- £38.75	£54.52
Risk-free rate	4.49%	4.23%
Expected volatility	50.14%	50.36%
Expected dividends	—	—
Fair value of option	£32.85- £33.49	£35.68
Other options granted under the Group's equity plans have a nil exercise price, therefore their fair value equals the share price at grant date.
For the six months ended December 31, 2023, the Group recognised a £23.56 million share-based payment charge in respect of all the Group’s share option schemes (December 31, 2022: £15.90 million).